Commitments (Details 2)	May 31, 2014
Schedule of Aircraft Commitments [Line Items]
2015	25
2016	13
2017	11
2018	12
2019	6
Thereafter	12
Total	79
Boeing 777 Freighter [Member]
Schedule of Aircraft Commitments [Line Items]
2016	2
2018	2
2019	2
Thereafter	12
Total	18
Boeing 757 [Member]
Schedule of Aircraft Commitments [Line Items]
2015	13
Total	13
Boeing 767 Freighter [Member]
Schedule of Aircraft Commitments [Line Items]
2015	12
2016	11
2017	11
2018	10
2019	4
Total	48